NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2025
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

Nicola Mining Inc. (the “Company” or “Nicola”) is a junior exploration company that is engaged in the business of identification, acquisition, and exploration of mineral property interests together with custom milling operations at its mill located in Merritt, B.C. (the “Merritt Mill”). The Company’s head office is located at 3329 Aberdeen Road, Lower Nicola, B.C. Nicola is a publicly listed company incorporated under the Business Corporations Act (British Columbia). The Company’s common shares are listed on the TSX Venture Exchange (the “TSX-V”) under the symbol “NIM.V”, the Nasdaq Capital Market under the symbol “NICM”, and on OTCQB operated by the OTC Markets Group Inc. under the ticker “HUSIF”.

As at December 31, 2025, the Company had an accumulated deficit of $114,484,337 (December 31, 2024 - $111,446,249) and working capital of $3,114,160 (2024 – working capital deficit of $2,793,541). To continue operations, the Company will be required to raise funds through the issuance of equity or debt, be successful recommencing operations at the Treasure Mountain project (“Treasure Mountain Property”) and/or Merritt Mill (“Merritt Mill”), together with ongoing exploration programs at its New Craigmont property (“New Craigmont Property”).

The Company’s business may be affected by changes in political and market conditions, such as interest rates, availability of credit, inflation rates, tariffs, changes in laws, and national and international circumstances. Recent geopolitical events and potential economic global challenges such as the risk of higher inflation and energy crises, may create further uncertainty and risk with respect to the prospects of the Company’s business. These factors represent a material uncertainty that may raise substantial doubt about the Company’s ability to continue as a going concern. Realization values may be substantially different from carrying values as shown and the Company’s consolidated financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern.

These consolidated financial statements have been prepared using the going concern concept, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.